Foreign Activities (Tables)	12 Months Ended
Mar. 31, 2025
Segments, Geographical Areas [Abstract]
Estimated Financial Information by Geographic Areas	The following table sets forth estimated total assets at March 31, 2023, 2024 and 2025, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/ Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2023 (As Adjusted):
Total revenue(2)	¥2,617,960	¥1,317,875	¥172,628	¥1,524,901	¥507,877	¥6,141,241
Total expense(3)	2,074,357	1,622,004	370,428	1,313,871	299,269	5,679,929
Income (loss) before income tax expense (benefit)	543,603	(304,129)	(197,800)	211,030	208,608	461,312
Net income (loss) attributable to Mitsubishi UFJ Financial Group	613,612	(123,445)	(244,179)	22,590	113,220	381,798
Total assets at end of fiscal year	249,515,736	59,633,631	24,673,666	34,981,007	13,373,836	382,177,876
Fiscal year ended March 31, 2024 (As Adjusted):
Total revenue(2)	¥3,824,225	¥2,578,487	¥598,995	¥2,079,886	¥951,111	¥10,032,704
Total expense(3)	2,695,960	2,210,134	692,351	1,849,365	706,668	8,154,478
Income (loss) before income tax expense (benefit)	1,128,265	368,353	(93,356)	230,521	244,443	1,878,226
Net income (loss) attributable to Mitsubishi UFJ Financial Group	930,001	456,755	(239,793)	(77,661)	256,567	1,325,869
Total assets at end of fiscal year	257,518,304	61,312,679	23,578,110	39,486,295	15,925,182	397,820,570
Fiscal year ended March 31, 2025:
Total revenue(2)	¥2,905,946	¥3,179,967	¥1,321,415	¥2,173,457	¥1,255,324	¥10,836,109
Total expense(3)	3,015,746	2,141,975	1,014,249	2,038,743	829,820	9,040,533
Income (loss) before income tax expense (benefit)	(109,800)	1,037,992	307,166	134,714	425,504	1,795,576
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(343,745)	903,188	219,445	115,817	372,228	1,266,933
Total assets at end of fiscal year	261,732,514	66,393,043	23,652,847	38,556,319	15,605,488	405,940,211

Notes:
(1)Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)Total revenue is comprised of Interest income and Non-interest income.
(3)Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
Analysis of Certain Asset and Liability Accounts Related to Foreign Activities
The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2024 and 2025:

	2024 (As Adjusted)	2025
	(in millions)
Cash and due from banks	¥702,754	¥786,831
Interest-earning deposits in other banks	12,772,324	12,055,034
Total	¥13,475,078	¥12,841,865
Trading account assets	¥32,474,396	¥36,473,239
Investment securities	¥12,896,242	¥12,773,480
Loans—net of unearned income, unamortized premiums and deferred loan fees	¥57,430,845	¥56,713,215
Deposits	¥63,833,368	¥65,410,708
Funds borrowed:
Call money, funds purchased	¥3,061	¥155,975
Payables under repurchase agreements	13,510,745	16,039,173
Payables under securities lending transactions	90,068	32,194
Other short-term borrowings	6,385,135	6,941,877
Long-term debt	1,756,948	1,864,473
Total	¥21,745,957	¥25,033,692
Trading account liabilities	¥8,590,562	¥8,026,912